Key Management	12 Months Ended
Dec. 31, 2023
Key Management
Key Management
27.	Key Management

Key management includes directors (executive and non-executive) and the executive management team. The compensation paid or payable to key management for employee services is presented below:

	2023	2022
	$	$
Salaries and short-term employee benefits	5,976	5,440
Share-based compensation	7,120	5,757
Cost recoveries from associates	(300)	(330)
	12,796	10,867

Key management employees are subject to employment agreements which provide for payments on termination of employment without cause or following a change of control providing for payments of between once to twice base salary and bonus and certain vesting acceleration clauses on restricted share units and share options.